DEBT	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
DEBT	DEBT
Debt at June 30, 2023 and December 31, 2022 is summarized as follows:

(in thousands of $)	2023	2022
$275.0 million term loan and revolving facility	252,886	263,943
$304.0 million term loan and revolving facility	207,274	216,622
$250.0 million term loan	243,791	—
$233.0 million term loan	155,448	—
$80.0 million term loan	80,000	—
$155.3 million term loan	—	70,890
$93.75 million term loan	—	70,739
$131.79 million term loan	—	88,856
$175.0 million term loan and revolving facility	132,341	112,387
$260.0 million lease financing	238,333	244,524
$120.0 million term loan	61,068	63,545
U.S. dollar denominated floating rate debt	1,371,141	1,131,506
Deferred charges	(12,100)	(10,650)
Total debt	1,359,041	1,120,856
Less: current portion of debt	(106,372)	(92,865)
Long-term portion of debt	1,252,669	1,027,991

Movements during the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2022	1,131,506	(10,650)	1,120,856
Loan draw downs	537,140	—	537,140
Loan repayments	(297,505)	—	(297,505)
Capitalized financing fees and expenses	—	(4,516)	(4,516)
Amortization/ write off of capitalized fees and expenses	—	3,066	3,066
Balance at June 30, 2023	1,371,141	(12,100)	1,359,041

In the six months ended June 30, 2023, we made total repayments of $297.5 million including full repayment of outstanding debt amounting to $230.5 million in connection with refinancing of the $93.75 million facility, the $131.79 million facility and the $155.3 million facility, repayment of $25.8 million on $233 million debt facility as a result of sales of Golden Feng and Golden Shui and ordinary repayment of long-term debt of $41.2 million.

In January 2023, we signed a loan agreement for a $250.0 million credit facility with a group of leading shipping banks to refinance three credit facilities with total outstanding debt balance of $230.4 million as of December 31, 2022. The facility has an interest rate of SOFR plus 185 basis points and matures in January 2028 and is secured by a fleet of 20 Capesize and Panamax vessels.

In March 2023, we entered into a $233.0 million two-year credit facility to partially finance the acquisition of six Newcastlemax vessels. The new financing has an interest rate of SOFR plus 190 basis points and matures in the first quarter of 2025. During the first six months of 2023, five of these vessels were delivered, and we drew down $182.0 million on this facility for the delivered vessels. During the first six months of 2023, we entered into and finalized the sale of Golden Feng and Golden Shui, vessels which served as collateral for the $233.0 million facility. As such, following the completion of the sale, the undrawn commitment of the facility was reduced by $17.8 million and the remaining sales proceeds of $25.8 million were used to prepay the debt under the $233.0 million facility.

In April 2023, the Company signed an agreement for a $80.0 million facility to partially finance the four Kamsarmax newbuildings delivered during the second quarter of 2023. The facility has a seven-year tenor and an interest rate of SOFR plus a margin of 180 basis points per annum. Outstanding debt under facility amounted to $80.0 million as of June 30, 2023.

On June 30, 2023, for all our term loan agreements, except for $260.0 million lease financing, the reference rate was changed from LIBOR to three months SOFR rate and adjusted by 26.1 basis points. For the $260 million lease financing we are planning to modify the agreement by the end of September, when the three months LIBOR extracted on June 30, 2023 is no longer valid. In order to simplify the accounting impacts, for all agreements, where the reference rate was updated in 2023, we applied an optional expedient pursuant to ASC 848 'Reference Rate Reform and accounted for modifications of debt as if the modification was not substantial.

As of June 30, 2023, we recorded net deferred charges of $12.1 million as a direct deduction from the carrying amount of the related debt.

The total outstanding debt at June 30, 2023 is repayable as follows:

(in thousands of $)
2023 (remaining six months)	53,182
2024	106,364
2025	447,774
2026	170,437
2027	216,696
2028	318,688
2029	4,000
2030	54,000
Total	1,371,141
Deferred charges	(12,100)
Balance at June 30, 2023	1,359,041

As of June 30, 2023, our current portion of bank long-term debt was $106.4 million.

Assets pledged

As of June 30, 2023, 81 vessels (December 31, 2022: 74 vessels) with an aggregate carrying value of $2,952.9 million (December 31, 2022: $2,665.8 million) were pledged as security for our floating rate debt.